Income Taxes - Effective Tax Rates Differ from Statutory Federal Income Tax Rate (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation [Line Items]
Income taxes computed at the statutory federal tax rate	$ 2,483	$ 1,634
Add (subtract) tax effect of:
Nontaxable interest income, net of nondeductible interest expense	(630)	(558)
Cash surrender value of BOLI	(213)	(219)
Other	85	(10)
Income tax expense	$ 1,725	$ 847